Christopher Werner, Chief Executive Officer

C3 Bullion, Inc.

875 N. Michigan Avenue, Suite 3100

Chicago, IL 60611

920-207-0100

November 1, 2024

VIA EDGAR DELIVERY

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

DIVISION OF CORPORATION FINANCE

Division of Corporation Finance Office of Trade & Services

WASHINGTON, D.C. 20549

Attn: Kate Beukenkamp at 202-551-3861

cc: Mara Ransom at 202-551-3264

Re:C3 Bullion, Inc.- Amendment No. 6 to Offering Statement on Form 1-A,

Filed October 7, 2024, File No. 024-12367

Dear Ms. Beukenkamp:

We have reviewed your comments covering our amended offering statement filed as Amendment No. 6 and hereby provide the following responses, modifications and edits to you:

Amendment No. 6 to Offering Statement on Form 1-A filed October 7, 2024.

Offering Circular Summary, page 6

1.We note your response to prior comment 4 and reissue. Please revise your disclosure to state the dollar amount sold in your Reg. D offering, or $725,000, as reflected on your amended Form D filed January 12, 2024.

We have revised the disclosure in the Offering Statement to show $725,000.  We inadvertently missed this as a typo and appreciate the Staff providing the edit for us.

Transactions with Related Persons..., page 63

2.We note your response to prior comment 7, including your revisions to this section, and reissue in part. Specifically, we note the revisions here to discuss the consulting fees you remit to your officers. Please further revise to disclose these fees as Executive Compensation on page 61 or explain why such fees are appropriate to exclude from Executive Compensation.

We have updated the narrative at “Executive Compensation” to modify the table in response to your comment.  We have also made the same edit at “Security Ownership”.

3.Please update your offering statement to include interim financial information for the period ended June 30, 2024. Additionally, please provide the necessary updated auditor consent. Refer to section (c) of Part F/S to Form 1-A.

We have included the interim financial information for the period ended June 30, 2024 and updated the auditor consent for Fruci & Associates.

We have filed the current amendment as “Amendment No. 7”.

Please contact Jim Simmons at 401-952-5858 or my office at 920-207-0100 with further questions and what additional comments you have.

Sincerely,

/s/ Christopher Werner

Christoper Werner, Chairman and CEO

cc: James R. Simmons (jsimmons@simmonsltd.com)

Dated: November 1, 2024